Victory Market Neutral Income Fund Average Annual Total Returns	12 Months Ended	39 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	1.00%	(0.33%)	(2.28%)
MCI [Member] | Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)		1.35%
MCI [Member] | Bloomberg U.S. Treasury Bellwethers 3-Month Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.29%		2.51%		1.80%
MCI [Member] | Member Class
Prospectus [Line Items]
Average Annual Return, Percent	1.06%		3.26%		3.38%
MCI [Member] | Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.66%)		1.55%		2.09%
MCI [Member] | Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.61%		2.11%		2.36%